Fair Value Measurements - Change in the fair value of financial liabilities (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Change in the fair value of financial liabilities
Issuance		$ 21,544,000
Change in fair value of bifurcated embedded derivative		$ (13,974,000)
Fair Value, Liability, Recurring Basis, Unobservable Input Reconciliation, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]		Fair Value Adjustment of Warrants
Reclassification of warrant liability upon amendment		$ (7,570,000)
Bifurcated embedded derivative liability
Change in the fair value of financial liabilities
Beginning Balance	$ 3,550,000
Issuance		6,140,000
Change in fair value of bifurcated embedded derivative	(3,550,000)	(2,590,000)
Ending Balance	$ 0	$ 3,550,000